Leases (Tables)	6 Months Ended
Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Lease, Cost [Table Text Block]
Obligations Related to Finance Leases

	June 30, 2019	December 31, 2018
	$	$
Teekay LNG
LNG Carriers	1,399,796	1,274,569
Suezmax Tanker	—	23,987
Teekay Tankers
Suezmax Tankers	222,859	165,145
Aframax Tankers	178,518	184,021
LR2 Product Tanker	25,559	26,123
Total obligations related to finance leases	1,826,732	1,673,845
Less current portion	(89,922)	(102,115)
Long-term obligations related to finance leases	1,736,810	1,571,730

Finance Lease, Liability, Maturity [Table Text Block]
As at June 30, 2019 and December 31, 2018, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax, Aframax and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $632.0 million (December 31, 2018 – $557.1 million), including imputed interest of $203.2 million (December 31, 2018 – $181.8 million), repayable from 2019 through 2030, as indicated below:

	Commitments
	At June 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	30,336	47,962
2020	56,364	47,373
2021	56,202	47,237
2022	56,193	47,230
2023	56,184	47,222
Thereafter	376,750	320,064

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
A maturity analysis of the Company’s operating lease liabilities from time-charter-in and bareboat charter contracts (excluding short-term leases) at June 30, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments
Remainder of 2019	36,398	17,112	53,510
2020	65,362	33,659	99,021
2021	51,672	24,913	76,585
2022	22,978	8,189	31,167
2023	9,227	—	9,227
Thereafter	5,712	—	5,712
Total payments	191,349	83,873	275,222
Less: imputed interest	(17,873)
Carrying value of operating lease liabilities	173,476
Less current portion	(59,554)
Carrying value of long-term operating lease liabilities	113,922

Teekay LNG
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Maturity [Table Text Block]
As at June 30, 2019 and December 31, 2018, the remaining commitments related to the financial liabilities of these nine LNG carriers (December 31, 2018 – eight LNG carriers) including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $495.6 million (December 31, 2018 – $435.3 million), repayable for the remainder of 2019 through 2034, as indicated below:

	Commitments
	At June 30, 2019	At December 31, 2018
Year	$	$
Remainder of 2019	67,962	119,517
2020	134,915	118,685
2021	133,542	117,772
2022	132,312	116,978
2023	131,237	116,338
Thereafter	1,295,440	1,120,670